Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income attributable to ORIX Corporation from continuing operations	$ 1,023	¥ 84,055	¥ 61,787	¥ 31,475
Effect of dilutive securities-
Expense related to convertible bond	28	2,364	2,393	1,305
Income from continuing operations for diluted EPS computation	$ 1,051	¥ 86,419	¥ 64,180	¥ 32,780
Weighted-average shares	107,509	107,509	107,489	101,901
Effect of dilutive securities-
Conversion of convertible bond	24,411	24,411	24,412	21,664
Exercise of stock options	123	123	107	86
Weighted-average shares for diluted EPS computation	132,043	132,043	132,008	123,651
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	$ 9.51	¥ 781.84	¥ 574.83	¥ 308.87
Diluted	$ 7.96	¥ 654.47	¥ 486.19	¥ 265.10